Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

20.           Equity

Share Capital

Shareholder’s	Class	December 31, 2022%		December 31, 2021%
Bobsin LLC	B	9,578,220	22.95	9,578,220	23.18
Bobsin LLC	A	897,635	2.15	-	-
Oria Zenvia Co-investment Holdings, LP	B	3,178,880	7.62	3,178,880	7.69
Oria Zenvia Co-investment Holdings II, LP	B	3,941,050	9.44	3,941,050	9.54
Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia	B	4,329,105	10.37	4,372,480	10.58
Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia	A	27,108	0.06	-	-
Oria Tech 1 Inovação Fundo de Investimento em Participações	B	2,637,670	6.32	2,637,670	6.38
Twilio Inc.	A	3,846,153	9.21	3,846,153	9.31
D1 former shareholders	A	1,942,750	4.65	1,942,750	4.70
Sirena former shareholders	A	89,131	0.21	89,131	0.22
SenseData former shareholders	A	94,200	0.23	-	-
Movidesk former shareholders	A	315,820	0.76	-	-
Spectra I - Fundo de Investimento em Participações	A	39,940	0.10	39,940	0.10
Spectra II - Fundo de Investimento em Participações	A	159,770	0.38	159,770	0.39
Others	A	10,662,551	25.54	11,538,462	27.91
		41,739,983	100	41,324,506	100

On September 8, 2022, the Company delivered 7,527 of the Class A common shares to certain key management as payment for providing services equivalent to an amount of R$411. See more details in Note 17.

On May 2, 2022, the Company delivered 315,820 of the Class A common shares to certain Movidesk shareholders as a part of the conclusion of the purchase agreement equivalent to an amount of R$15,739.

On November 30, 2021, the Company issued 91,728 of Zenvia Inc. Class A common shares to SenseData shareholders, as a part of its purchase agreement, resulting in an increase of R$ 6,642 in capital reserve and R$ 151 in capital.

On August 31,2021 the Company issued 89,131 of Zenvia Inc. Class A common shares to certain Sirena shareholders, equivalent to an amount corresponding to an increase of R$ 4,467 in capital as a part of its purchase agreement.

On July 30, 2021, the Company issued 1,942,750 of Zenvia Inc. Class A common shares to certain D1 shareholders as a part of its purchase agreement, resulting in an increase of R$ 131,742 in capital reserve and R$ 1,070 in capital.

On July 22, 2021, Zenvia Inc, listed its Class A common shares on Nasdaq, an U.S. stock exchange. The Company carried out its IPO through an initial public offering of 11,538,462 Class A common shares. Concurrently with and contingent upon the completion of the public offering, Twilio Inc. purchased 3,846,153 additional Class A common shares issued by the Company in a private placement exempt from registration under the Securities Act of 1933, as amended. The gross proceeds of the initial public offering and private placement is R$ 1,031,355 (net proceeds R$ 951,829).

On May 7, 2021, the Group completed its corporate reorganization in which Zenvia Brazil became a wholly owned subsidiary of Zenvia Inc. (See note 1a)